Intangible Assets - Schedule of Intangible Assets (Details) (10-K) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 3,832,661	$ 3,822,542	$ 3,820,374
Trademarks	25,527	25,023	22,829
Total, at cost	3,858,188	3,847,565	3,843,203
Accumulated Amortization	(3,835,656)	(3,788,954)	(3,253,386)
Total, net	$ 22,532	$ 58,611	$ 589,817